Income Taxes - Components of Statutory U.S. Federal Income Tax Rate to Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Expected federal income tax (benefit)			35.00%	35.00%	35.00%
State income taxes (net of federal benefit)			4.50%	4.50%	4.50%
Nondeductible expenses			(0.40%)	(0.40%)	(0.60%)
Provision to return true-ups			(0.10%)	(0.80%)	(0.20%)
Tax credits			0.30%	0.00%	0.00%
Changes in valuation allowance			(62.90%)	(58.40%)	(57.20%)
Income tax expense (benefit)	(10.40%)	(18.80%)	(23.60%)	(20.20%)	(18.60%)
Expected federal income tax (benefit)			$ (10,365)	$ (12,066)	$ (13,093)
State income taxes (net of federal benefit)			(1,325)	(1,539)	(1,666)
Nondeductible expenses			105	146	232
Provision to return true-ups			15	286	84
Tax credits			(79)
Changes in valuation allowance			18,626	20,147	21,417
Total provision for income taxes	$ 1,745	$ 1,744	$ 6,977	$ 6,974	$ 6,974